RISKS AND UNCERTAINTIES	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Risk and Uncertainty [Line Items]
RISKS AND UNCERTAINTIES

NOTE 6. RISKS AND UNCERTAINTIES

The Plan provides for various investment options in stocks and other investment securities. Investment securities, in general, are exposed to various risks, such as: significant world events and interest rate, credit and overall market volatility. The Plan may invest in securities with contractual cash flows, such as: asset backed securities, collateralized mortgage obligations and commercial mortgage-backed securities; including securities backed by subprime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, delinquencies or defaults, or both, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the Statements of Net Assets Available for Benefits and the Statements of Changes in Net Assets Available for Benefits. Given all these factors and the dynamic nature of and volatility in the U.S. financial markets, it is difficult to predict the future impact to the values of our Plan’s investments.

Additionally, some investments held by the Plan are invested in the securities of foreign companies, which involve special risks and considerations not typically associated with investing in U.S. companies. These risks included devaluation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices and possible adverse political and economic developments. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies.

The Plan has a concentration of investments in Prologis common stock. A change in the value of Prologis common stock could cause the value of the Plan’s Net Assets Available for Benefits to change due to this concentration.

In addition, as a result of funds being selected by participants, certain other funds may individually represent a concentration of greater than 10% of the Plan’s Investments, at Fair Value in the Statements of Net Assets Available for Benefits. Although these individual funds maintain a level of diversification by investing in multiple equity, debt or other instruments, there may be a concentration of risk because the funds are invested at the direction of a single fund manager. At December 31, 2025 and 2024, the Spartan 500 Index fund represented more than 10% of the Plan’s Investments, at Fair Value.